Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
IMS Capital Value Fund (Institutional Class Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	33.16%	12.48%	8.72%
IMS Strategic Income Fund (Institutional Class Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%	1.76%	(3.43%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.03%	12.85%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)	1.35%